LEASES - Rollforward of right of use assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASES
Beginning balance	$ 1,827,108	$ 1,695,865
Acquisition	494,407	168,382
Additions	11,861	8,746
Expenses depreciation	(229,665)	(212,861)	$ (190,819)
Disposal	(533,167)	(93,291)
Revaluation	220,238	115,541
Effect of changes in foreign exchange rate	(156,737)	144,726
Ending balance	1,634,045	1,827,108	1,695,865
Buildings
LEASES
Expenses depreciation	(198,156)	(175,538)
Furniture and fixtures
LEASES
Expenses depreciation	(548)	(1,066)
Computer equipment
LEASES
Expenses depreciation	(17,043)	(18,717)
Vehicles
LEASES
Expenses depreciation	(13,918)	(17,540)
Cost
LEASES
Beginning balance	2,555,720	2,178,852
Acquisition	494,407	168,382
Additions	11,861	8,746
Disposal	(647,427)	(126,951)
Revaluation	220,238	115,541
Effect of changes in foreign exchange rate	(251,291)	211,150
Ending balance	2,383,508	2,555,720	2,178,852
Cost | Buildings
LEASES
Beginning balance	2,319,471	2,015,154
Acquisition	67,049	66,738
Additions	11,861	8,746
Disposal	(75,701)	(55,759)
Revaluation	218,592	83,387
Effect of changes in foreign exchange rate	(238,350)	201,205
Ending balance	2,302,922	2,319,471	2,015,154
Cost | Furniture and fixtures
LEASES
Beginning balance	4,449	3,972
Acquisition	620
Disposal	(1,783)
Revaluation		37
Effect of changes in foreign exchange rate	(524)	440
Ending balance	2,762	4,449	3,972
Cost | Computer equipment
LEASES
Beginning balance	95,240	87,357
Acquisition	7,965	2,603
Disposal	(30,650)	(985)
Revaluation	(2,773)	(2,659)
Effect of changes in foreign exchange rate	(11,713)	8,924
Ending balance	58,069	95,240	87,357
Cost | Vehicles
LEASES
Beginning balance	136,560	72,369
Acquisition	418,773	99,041
Disposal	(539,293)	(70,207)
Revaluation	4,419	34,776
Effect of changes in foreign exchange rate	(704)	581
Ending balance	19,755	136,560	72,369
Accumulated depreciation
LEASES
Beginning balance	(728,612)	(482,987)
Expenses depreciation	(229,665)	(212,861)
Disposal	114,260	33,660
Effect of changes in foreign exchange rate	94,554	(66,424)
Ending balance	(749,463)	(728,612)	(482,987)
Accumulated depreciation | Buildings
LEASES
Beginning balance	(637,615)	(431,147)
Expenses depreciation	(198,156)	(175,538)
Disposal	41,560	31,276
Effect of changes in foreign exchange rate	87,425	(62,206)
Ending balance	(706,786)	(637,615)	(431,147)
Accumulated depreciation | Furniture and fixtures
LEASES
Beginning balance	(4,291)	(2,821)
Expenses depreciation	(548)	(1,066)
Disposal	1,708
Effect of changes in foreign exchange rate	524	(404)
Ending balance	(2,607)	(4,291)	(2,821)
Accumulated depreciation | Computer equipment
LEASES
Beginning balance	(53,757)	(32,538)
Expenses depreciation	(17,043)	(18,717)
Disposal	29,864	826
Effect of changes in foreign exchange rate	6,000	(3,328)
Ending balance	(34,936)	(53,757)	(32,538)
Accumulated depreciation | Vehicles
LEASES
Beginning balance	(32,949)	(16,481)
Expenses depreciation	(13,918)	(17,540)
Disposal	41,128	1,558
Effect of changes in foreign exchange rate	605	(486)
Ending balance	$ (5,134)	$ (32,949)	$ (16,481)